Additional Information of Expenses by Nature - Summary of Additional Information of Expenses by Nature (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 TWD ($)
Expense by nature [line items]
Other operating income and expenses	$ (135.6)	$ (4.9)	$ 59.6
Depreciation of property, plant and equipment and right-of-use assets	200,697.1	7,190.9	136,065.3
Amortization of intangible assets	4,008.4	$ 143.6	3,364.4
Post-employment benefits	1,810.0		1,441.8
Depreciation of property, plant and equipment and right-of-use assets [members]
Expense by nature [line items]
Cost of revenue	186,947.1		123,444.4
Operating expenses	13,615.9		12,609.5
Other operating income and expenses	134.1		11.4
Amortization of intangible assets [members]
Expense by nature [line items]
Cost of revenue	2,681.9		2,175.0
Operating expenses	1,326.5		1,189.4
Employee benefits expenses [members]
Expense by nature [line items]
Cost of revenue	46,320.2		39,481.5
Operating expenses	31,171.9		26,960.8
Defined contribution plans	1,713.8		1,339.3
Defined benefit plans	96.2		102.5
Other employee benefits	75,682.1		65,000.5
Employee benefits expenses	$ 77,492.1		$ 66,442.3